SHARE CAPITAL (Narrative) (Details)	1 Months Ended																								12 Months Ended
	May 31, 2023 CAD ($) Month Share $ / shares	May 31, 2023 USD ($) Month Share	Sep. 30, 2022 CAD ($) Share	Sep. 30, 2022 USD ($) Share	Aug. 31, 2022 CAD ($) Share	Aug. 31, 2022 USD ($) Share	Jun. 30, 2022 CAD ($) Month Share $ / shares	Jun. 30, 2022 USD ($) Month Share	Mar. 31, 2022 CAD ($) Share	Mar. 31, 2022 USD ($) Share	Feb. 28, 2022 CAD ($) Month Share $ / shares	Feb. 28, 2022 USD ($) Month Share	Dec. 31, 2021 CAD ($) Share	Dec. 31, 2021 USD ($) Share	Oct. 31, 2021 CAD ($) Share	Oct. 31, 2021 USD ($) Share	Jul. 31, 2021 CAD ($) Month Share $ / shares	Jul. 31, 2021 USD ($) Month Share	Jun. 30, 2021 CAD ($) Share	Jun. 30, 2021 USD ($) Share	Mar. 31, 2021 CAD ($) Share	Mar. 31, 2021 USD ($) Share	Feb. 28, 2021 CAD ($) Month Share $ / shares	Feb. 28, 2021 USD ($) Month Share	Dec. 31, 2023 CAD ($) Share shares	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 CAD ($) Share shares	Dec. 31, 2022 USD ($) Share shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Issuance cost settled in cash | $																										$ 30,795		$ 109,693	$ 422,780
Warrants granted during period																									5,400,000	5,400,000
Stock options exercised			85,000	85,000	85,000	85,000			75,000	75,000					75,000	75,000					1,050,000	1,050,000
Proceeds from exercise of options			$ 56,498	$ 38,214	$ 56,498	$ 39,423			$ 65,216	$ 51,045					$ 52,500	$ 41,722					$ 126,000	$ 99,527
Warrants exercised during period													1,800,000	1,800,000					600,000	600,000					0	0
Proceeds from warrants exercised													$ 1,350,000	$ 1,054,598					$ 450,000	$ 363,600
Number of shares issued | shares																									153,144,174	153,144,174	147,744,174	147,744,174
Number of shares outstanding | shares																									153,144,174	153,144,174	147,744,174	147,744,174
Number of warrants outstanding																									11,648,540	11,648,540	6,248,540	6,248,540
Number of warrants expired | shares																											7,984,241	7,984,241
Expected life, warrants granted																									2	2
Expected dividend, warrants granted																									0.00%	0.00%
Weighted average number of shares - basic | shares																									151,460,462	151,460,462	143,673,147	143,673,147	127,374,340
Weighted average number of shares - diluted | shares																									151,460,462	151,460,462	143,673,147	143,673,147	127,374,340
Proceeds from share issuance | $																										$ 1,576,986		$ 5,097,804	$ 10,008,154
February private placement [Member]
Disclosure of classes of share capital [line items]
Number of units granted																							11,500,000	11,500,000
Equity issuance, price per unit | $ / shares																							$ 0.5
Proceeds from issuance of units																							$ 5,750,000	$ 4,504,188
Exercise price of warrants granted | $ / shares																							$ 0.75
Exercise period of warrants | Month																							12	12
Warrants granted during period																											2,825,000	2,825,000
February private placement [Member] | Finder warrants [Member]
Disclosure of classes of share capital [line items]
Issuance cost settled in cash																											$ 11,689	$ 9,205
Warrants granted during period																											48,540	48,540
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units granted	5,400,000	5,400,000					6,750,000	6,750,000			5,650,000	5,650,000					7,850,000	7,850,000
Equity issuance, price per unit | $ / shares	$ 0.4						$ 0.5				$ 0.55						$ 0.7
Proceeds from issuance of units	$ 2,160,000	$ 1,607,781					$ 3,375,000	$ 2,641,613			$ 3,107,500	$ 2,447,236					$ 5,495,000	$ 4,358,386
Issuance cost settled in cash	$ 33,279	$ 24,771					$ 60,665	$ 47,482			$ 59,728	$ 47,036
Exercise price of warrants granted | $ / shares	$ 0.6						$ 0.75				$ 0.75						$ 0.95
Exercise period of warrants | Month	24	24					24	24			24	24					12	12
April and May 2023 private placement [Member]
Disclosure of classes of share capital [line items]
Issuance cost settled in cash																									$ 8,093	$ 6,024
Warrants granted during period																									5,400,000	5,400,000
June 2022 private placement [Member]
Disclosure of classes of share capital [line items]
Warrants granted during period																											3,375,000	3,375,000
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted																									1.45%	1.45%
Expected volatility, warrants granted																									55.23%	55.23%
Top of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted																									3.70%	3.70%
Expected volatility, warrants granted																									75.03%	75.03%